Principal Accounting Policies (Additional information) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Convenience translation [Abstract]
Convenience translation, noon buying rate of US$ using RMB		6.0537
Impairment of long-lived assets [Abstract]
Impairment of long-lived assets recognized		0	0	0
Sales and marketing expenses [Abstract]
Advertising expenses	8,900,000	54,200,000	31,100,000	17,500,000
Employee social benefits [Abstract]
Employee social benefits	$ 9,500,000	57,400,000	47,200,000	31,700,000